Share Purchase Warrants and Stock Options (Details) - Schedule of activity of stock options	9 Months Ended
Sep. 30, 2021 USD ($) $ / shares shares
Schedule of activity of stock options [Abstract]
Number of stock options, Beginning Balance
Weighted average exercise price, Beginning Balance (in Dollars per share) | $ / shares
Intrinsic value, Beginning Balance (in Dollars) | $
Number of stock options, Assumed in merger transaction	966,330
Weighted average exercise price, Assumed in merger transaction (in Dollars per share) | $ / shares	$ 0.62
Number of stock options, Issued	9,648,021
Weighted average exercise price, Issued (in Dollars per share) | $ / shares	$ 0.25
Number of stock options, Exercised
Weighted average exercise price, Exercised
Number of stock options, Expired
Weighted average exercise price, Expired (in Dollars per share) | $ / shares
Number of stock options, Ending Balance	10,614,351
Weighted average exercise price, Ending Balance (in Dollars per share) | $ / shares	$ 0.29
Intrinsic value, Ending Balance (in Dollars) | $	$ 2,892,577